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                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                              AIM V.I. VALUE FUND

                       Supplement dated December 15, 2000
                      to the Prospectus dated May 1, 2000
                  as supplemented June 21, 2000, June 29, 2000
                               and July 17, 2000


On December 13, 2000, the Board of Trustees (the board) of AIM Variable Insurance Funds approved changing the name of the AIM V.I. Telecommunications and Technology Fund (the fund) to "AIM V.I. New Technology Fund." Consistent with the fund's name change, the board approved changing the fund's non-fundamental investment policies to eliminate the fund's emphasis on the telecommunications sector. The board also approved changes that will enable the fund to invest a significant portion of its assets in small- and medium-sized companies, and that will reduce the fund's ability to invest in foreign securities (from 75% of its assets to 25% of its total assets) and in debt securities (from up to 35% of its assets to temporary or emergency purposes only). The foregoing changes will take effect on May 1, 2001.

Investments in small- and medium-sized companies involve additional risks. The price of the equity securities issued by such companies may go up and down more than the prices of equity securities of larger, more established companies. In addition, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.